Capital Management	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Text block [abstract]
Capital Management
22.	CAPITAL MANAGEMENT

The Group manages its capital to ensure that entities in the Group will be able to safeguard cash as well as maintain financial liquidity and flexibility to support the development of its product candidates and programs as a going concern through the optimization of the debt and equity balance.

The Group’s financial strategy is designed to maintain a flexible capital structure consistent with the objectives stated above and to respond to business growth opportunities and changes in economic conditions. The capital structure of the Group mainly consists of borrowings and equity of the Group. Key management personnel of the Group review the capital structure periodically. In order to maintain or balance the overall capital structure, the Group may adjust the amounts of long-term borrowings, or the issuance of new shares capital or other equity instruments.

As of March 31, 2019, there were no changes in the Group’s capital management policy, and the Group is not subject to any externally imposed capital requirements.

21.	CAPITAL MANAGEMENT

The Group manages its capital to ensure that entities in the Group will be able to safeguard cash as well as maintain financial liquidity and flexibility to support the development of its product candidates and programs as a going concern through the optimization of the debt and equity balance.

The Group’s financial strategy is designed to maintain a flexible capital structure consistent with the objectives stated above and to respond to business growth opportunities and changes in economic conditions. The capital structure of the Group mainly consists of borrowings and equity of the Group. Key management personnel of the Group review the capital structure periodically. In order to maintain or balance the overall capital structure, the Group may adjust the amounts of long-term borrowings, or the issuance of new shares capital or other equity instruments.

As of December 31, 2018, there were no changes in the Group’s capital management policy, and the Group is not subject to any externally imposed capital requirements.